Debt - Narrative (FY) (Details)		1 Months Ended	7 Months Ended	12 Months Ended
	Feb. 04, 2019 USD ($)	Jan. 31, 2019 USD ($)	Sep. 11, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Mar. 31, 2020 USD ($)
Debt [Line Items]
Short-term debt outstanding				$ 0	$ 0		$ 238,000,000
Long-term debt outstanding				3,190,000,000
Long Term Debt And Finance Lease Obligations Current				125,986,000	21,128,000
Long-term debt outstanding, due within one year				125,986,000			$ 63,932,000
Repayments of long-term debt				390,571,000	19,193,000	$ 17,896,000
Cleco Cajun Transaction commitments
Debt [Line Items]
Long-term debt outstanding, due within one year				63,300,000
Cleco Katrina/Rita's storm recovery bonds
Debt [Line Items]
Long-term debt outstanding, due within one year				11,000,000
Cleco Power
Debt [Line Items]
Short-term debt outstanding				0	0
Long-term debt outstanding				1,390,000,000
Long Term Debt And Finance Lease Obligations Current				61,587,000	21,128,000
Long-term debt outstanding, due within one year				61,600,000
Repayments of long-term debt				20,571,000	$ 19,193,000	$ 17,896,000
Cleco Power | Cleco Katrina/Rita's storm recovery bonds
Debt [Line Items]
Long-term debt outstanding, due within one year				11,000,000
Cleco Holdings
Debt [Line Items]
Debt term	3 years
Debt to capital ratio	0.65
Cleco Holdings | Bank Term Loan Agreement
Debt [Line Items]
Repayments of long-term debt			$ 100,000,000
Cleco Holdings | Senior Notes 3.375% Due September 15, 2029
Debt [Line Items]
Aggregate principal amount			$ 300,000,000
Interest rate			3.375%
Cleco Holdings | Bridge Loan Agreement
Debt [Line Items]
Repayments of long-term debt			$ 300,000,000
Unsecured Debt | GO Zone Bond, Maturing 2038
Debt [Line Items]
Aggregate principal amount				$ 50,000,000
Loans Payable | Cleco Holdings
Debt [Line Items]
Debt term	3 years
Debt to capital ratio	0.65
Loans Payable | Cleco Holdings | Bank Term Loan Agreement
Debt [Line Items]
Aggregate principal amount	$ 100,000,000
Loans Payable | Cleco Holdings | Bridge Loan Agreement
Debt [Line Items]
Aggregate principal amount	300,000,000
NRG South Central
Debt [Line Items]
Repayments of long-term debt	$ 400,000,000	$ 400,000,000